Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 136,881	$ 129,328	$ 50,426	$ 37,763
Trade & other receivables	4,842	1,574
Financial assets at fair value through other comprehensive income	2,080	1,871
Other non-current assets	1,724	3,311
Financial assets, Total	145,527	136,084
Trade and other payables	19,598	24,972
Borrowings	94,245	89,478
Contingent consideration	25,409	45,166
Financial liabilities, Total	139,252	159,616
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	19,598	24,972
Borrowings	94,245	89,478
Financial liabilities, Total	113,843	114,450
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	25,409	45,166
Financial liabilities, Total	25,409	45,166
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	136,881	129,328
Trade & other receivables	4,842	1,574
Other non-current assets	1,724	3,311
Financial assets, Total	143,447	134,213
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	2,080	1,871
Financial assets, Total	$ 2,080	$ 1,871